Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial income and expenses
Schedule of financial income and expenses

EURm	2021	2020	2019
Financial income
Interest income on financial investments(1)	21	30	35
Interest income on financing components of other contracts	28	38	42
Other financial income(2)	(6)	97	92
Total	43	165	169
Financial expenses
Interest expense on interest-bearing liabilities	(113)	(127)	(99)
Negative interest on financial investments(1)	(29)	(9)	(4)
Interest expense on financing components of other contracts(3)	(40)	(83)	(172)
Interest expense on lease liabilities	(24)	(25)	(28)
Net interest income/(expense) on defined benefit plans	26	–	(9)
Net fair value losses on investments at fair value through profit and loss	–	–	(2)
Net fair value gains/(losses) on hedged items under fair value hedge accounting	25	(122)	(133)
Net fair value (losses)/gains on hedging instruments under fair value hedge accounting	(25)	118	141
Net foreign exchange losses	(60)	(8)	(106)
Other financial expenses(4)(5)	(44)	(73)	(98)
Total	(284)	(329)	(510)

(1)   In 2021 Nokia changed the presentation of negative interest on financial investments within financial income and expenses. The comparative amounts for 2020 and 2019 have been recast accordingly. For more information, refer to Note 2, Significant accounting policies.

(2)   In 2021, includes an expense of EUR 33 million (in 2020 and 2019 income of EUR 79 million and EUR 64 million, respectively) due to a change in the fair value of the financial liability related to Nokia Shanghai Bell. Refer to Note 31, Significant partly-owned subsidiaries.

(3)   In 2021, includes EUR 12 million (EUR 31 million in 2020 and EUR 94 million in 2019) related to the sale of receivables.

(4)   In 2021, includes an increase in loss allowance of EUR 32 million (EUR 58 million in 2020) related to loans extended to an emerging market customer.

(5)   In 2019, includes an impairment of EUR 64 million related to a loan extended to a certain emerging market customer recognized upon contract exit.